Business Combination - Schedule of Pro Forma Combined Statements of Operations (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Revenue	$ 3,009,434	$ 3,609,933
Net Loss	$ (994,779)	$ (7,267,053)
Net Loss per common share - basic and diluted	$ (0.03)	$ (0.19)
Weighted average common shares - basic and diluted	29,803,362	38,194,632
EzFill Holdings [Member]
Revenue	$ 1,221,285	$ 3,586,244
Net Loss	$ (701,994)	$ (7,254,006)
Net Loss per common share - basic and diluted	$ (0.02)	$ (0.19)
Weighted average common shares - basic and diluted	29,803,362	38,194,632
Neighborhood Fuel, Inc [Member]
Revenue	$ 1,788,149	$ 23,689
Net Loss	$ (292,785)	$ (13,047)